Note 4 - Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Less Than Twelve Months # of Investments	43	1
Less Than Twelve Months Fair Value	$ 218,706	$ 4,956
Less Than Twelve Months Unrealized Losses	$ (2,609)	$ (3)
Twelve Months or More # of Investments	5	1
Twelve Months or More Fair Value	$ 15,132	$ 630
Twelve Months or More Unrealized Losses	(326)	(70)
Total fair value	233,838	5,586
Total temporarily impaired securities	$ (2,935)	$ (73)
Collateralized Mortgage Backed Securities [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	19	1
Less Than Twelve Months Fair Value	$ 98,423	$ 4,956
Less Than Twelve Months Unrealized Losses	$ (1,234)	$ (3)
Twelve Months or More # of Investments	2	0
Twelve Months or More Fair Value	$ 6,810	$ 0
Twelve Months or More Unrealized Losses	(133)	0
Total fair value	105,233	4,956
Total temporarily impaired securities	$ (1,367)	$ (3)
Collateralized Mortgage Backed Securities [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Less Than Twelve Months # of Investments	17
Less Than Twelve Months Fair Value	$ 85,624
Less Than Twelve Months Unrealized Losses	$ (1,038)
Twelve Months or More # of Investments	2
Twelve Months or More Fair Value	$ 7,664
Twelve Months or More Unrealized Losses	(151)
Total fair value	93,288
Total temporarily impaired securities	$ (1,189)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments	7
Less Than Twelve Months Fair Value	$ 34,659
Less Than Twelve Months Unrealized Losses	$ (337)
Twelve Months or More # of Investments	0
Twelve Months or More Fair Value	$ 0
Twelve Months or More Unrealized Losses	0
Total fair value	34,659
Total temporarily impaired securities	$ (337)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 658	$ 630
Twelve Months or More Unrealized Losses	(42)	(70)
Total fair value	658	630
Total temporarily impaired securities	$ (42)	$ (70)